Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Canada — 9.3%
Constellation Software, Inc.	4,206	$13,638,238
Intact Financial Corp.	34,327	6,591,535
The Descartes Systems Group, Inc.*	29,700	3,056,193
		23,285,966
China — 2.9%
Tencent Holdings Ltd.	129,759	7,215,235
France — 7.1%
Air Liquide S.A.	26,663	5,148,898
Hermes International SCA	683	1,681,790
L'Oreal S.A.	9,035	4,052,531
Schneider Electric S.E.	25,699	6,774,460
		17,657,679
Germany — 5.8%
Rheinmetall AG	3,754	2,040,773
SAP S.E.	54,685	12,508,243
		14,549,016
India — 3.5%
Avenue Supermarts Ltd., 144A*	83,762	5,093,337
Cipla Ltd.	192,323	3,799,850
		8,893,187
Ireland — 7.4%
Accenture PLC, Class A	12,162	4,299,024
Experian PLC	137,774	7,256,508
Flutter Entertainment PLC*	29,726	6,990,113
		18,545,645
Italy — 5.6%
Ferrari N.V.	29,942	14,030,861
Japan — 12.5%
Disco Corp.	6,562	1,728,613
Keyence Corp.	6,195	2,969,029
MonotaRO Co., Ltd.	386,637	6,447,168
Nomura Research Institute Ltd.	263,915	9,794,331
Obic Co., Ltd.	202,650	7,109,821
Terumo Corp.	166,246	3,149,445
		31,198,407
Netherlands — 8.1%
IMCD N.V.	31,231	5,425,292
Wolters Kluwer N.V.	87,868	14,820,850
		20,246,142
Spain — 0.6%
Amadeus IT Group S.A.	20,811	1,507,185
Sweden — 8.5%
AAK AB	216,130	7,087,066
Atlas Copco AB, Class A	68,745	1,332,306
Beijer Ref AB	360,549	5,935,961
Epiroc AB, Class A	86,218	1,867,436
Lifco AB, Class B	151,840	5,000,654
		21,223,423
	Number of Shares	Value†

Switzerland — 2.4%
Alcon, Inc.	59,314	$5,936,160
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,418	7,887,744
United Kingdom — 13.2%
Ashtead Group PLC	28,642	2,219,206
Coca-Cola Europacific Partners PLC	51,715	4,072,556
Halma PLC	186,828	6,532,531
London Stock Exchange Group PLC	85,319	11,681,114
RELX PLC	179,464	8,473,630
		32,979,037
United States — 7.9%
Aon PLC, Class A	21,208	7,337,756
Mastercard, Inc., Class A	8,525	4,209,645
Mettler-Toledo International, Inc.*	1,768	2,651,470
RB Global, Inc.	58,249	4,688,462
Schlumberger N.V.	19,676	825,408
		19,712,741
TOTAL COMMON STOCKS (Cost $212,454,445)		244,868,428

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $6,142,301)	6,142,301	6,142,301
TOTAL INVESTMENTS — 100.4% (Cost $218,596,746)		$251,010,729
Other Assets & Liabilities — (0.4)%		(990,566)
TOTAL NET ASSETS — 100.0%		$250,020,163

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
International Equity Fund
Country Weightings as of 9/30/2024††
United Kingdom	13%
Japan	12
United States	10
Canada	9
Sweden	9
Netherlands	8
Ireland	7
Other	32
Total	100%
††	% of total investments as of September 30, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	0.8%	$2,040,773
Apparel	0.7	1,681,790
Auto Manufacturers	5.7	14,030,861
Beverages	1.7	4,072,556
Chemicals	2.1	5,148,898
Commercial Services	15.3	37,458,656
Computers	8.7	21,203,176
Cosmetics & Personal Care	1.7	4,052,531
Distribution & Wholesale	2.2	5,425,292
Diversified Financial Services	6.5	15,890,759
Electrical Components & Equipment	2.8	6,774,460
Electronics	3.7	9,184,001
Entertainment	2.9	6,990,113
Food	5.0	12,180,403
Healthcare Products	5.7	14,086,259
Insurance	5.7	13,929,291
Internet	5.6	13,662,403
Leisure Time	0.6	1,507,185
Machinery — Construction & Mining	0.8	1,867,436
Machinery — Diversified	4.2	10,237,296
Oil & Gas Services	0.3	825,408
Pharmaceuticals	1.5	3,799,850
Semiconductors	3.9	9,616,357
Software	11.9	29,202,674
	100.0%	$244,868,428
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